Investment Risks - Papp Small & Mid-Cap Growth Fund	Mar. 30, 2026
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As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Securities Risk [Member]
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Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Common stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a security’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. At times, the stock markets can be volatile and stock prices can change dramatically.

Small And Midcap Company Risk [Member]
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Small and Mid-Cap Company Risk. Investing in small and mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Small and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of small and mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. Smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying loans, particularly those with floating interest rates. In addition, in many instances, the securities of small and mid-cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and mid-cap companies may be subject to greater price fluctuations. Small and mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock, and they may also suffer from a lack of publicly available information.

Investment Style And Management Risk [Member]
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Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively impacting performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Economic And Market Events Risk [Member]
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Economic and Market Events Risk. The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve and foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate. There can be no guarantee that economic conditions will be favorable to the Fund, or that the Adviser’s response to such market conditions will be effective. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters, political instability, armed conflict, or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at large.

Sector Risk [Member]
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Sector Risk. Investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market, or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.

Consumer discretionary – companies engaged in the consumer discretionary sector, including companies in the automobiles and components, consumer durables and apparel, consumer services, and consumer discretionary distribution and retail industry groups, are affected by fluctuations in supply and demand and changes in consumer preferences, social trends and marketing campaigns. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect companies in the consumer discretionary sector.

Health care – factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the health care sector. Companies in the health care sector include providers of health care and health care services, companies that manufacture and distribute health care equipment and supplies, health care technology companies, companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products, and life sciences tools and services companies.

Industrials Sector Risk [Member]
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Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Information Technology Sector Risk [Member]
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Information Technology Sector Risk. Information technology sector risk is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

Risk Lose Money [Member]
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Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.